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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Equity Value Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%

CONSUMER DISCRETIONARY 12.1%

Automobiles 1.6%

Ford Motor Co.	1,277,061	$20,024,316

Hotels, Restaurants & Leisure 1.6%

McDonald’s Corp.	158,414	15,298,040
Royal Caribbean Cruises Ltd.	127,508	4,464,055
Total		19,762,095

Media 4.7%

Comcast Corp., Class A	351,336	14,106,141
News Corp., Class A	234,583	7,532,460
Time Warner, Inc.	249,814	14,581,643
Walt Disney Co. (The)	334,854	21,122,590
Total		57,342,834

Multiline Retail 2.0%

Kohl’s Corp.	31,728	1,631,137
Macy’s, Inc.	57,480	2,778,583
Target Corp.	295,946	20,568,247
Total		24,977,967

Specialty Retail 2.2%

CST Brands, Inc. (a)	20,196	613,777
Gap, Inc. (The)	169,541	6,874,887
Home Depot, Inc. (The)	256,315	20,161,738
Total		27,650,402
TOTAL CONSUMER DISCRETIONARY		149,757,614

CONSUMER STAPLES 8.1%

Beverages 0.6%

PepsiCo, Inc.	90,683	7,324,466

Food & Staples Retailing 2.5%

CVS Caremark Corp.	127,821	7,359,933
SYSCO Corp.	278,272	9,405,594
Wal-Mart Stores, Inc.	77,998	5,837,370
Walgreen Co.	174,583	8,338,084
Total		30,940,981

Food Products 2.3%

Kellogg Co.	193,649	12,015,920
Kraft Foods Group, Inc.	164,738	9,082,006
Mead Johnson Nutrition Co.	89,855	7,284,545
Total		28,382,471

Household Products 1.1%

Procter & Gamble Co. (The)	180,236	13,834,915

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Tobacco 1.6%

Lorillard, Inc.	339,029	$14,388,391
Philip Morris International, Inc.	53,169	4,833,594
Total		19,221,985
TOTAL CONSUMER STAPLES		99,704,818

ENERGY 10.8%

Energy Equipment & Services 1.9%

Cameron International Corp. (a)	131,169	7,984,257
Schlumberger Ltd.	151,423	11,058,422
Seadrill Ltd.	102,232	4,143,463
Total		23,186,142

Oil, Gas & Consumable Fuels 8.9%

Anadarko Petroleum Corp.	76,868	6,723,644
BP PLC, ADR	257,210	11,036,881
Cameco Corp.	84,137	1,823,249
Cameco Corp.	138,734	3,016,218
Chevron Corp.	201,767	24,766,899
Enbridge, Inc.	62,474	2,699,502
EQT Corp.	103,279	8,249,926
Marathon Petroleum Corp.	33,619	2,773,567
Occidental Petroleum Corp.	109,052	10,040,418
Phillips 66	155,267	10,336,124
Pioneer Natural Resources Co.	91,447	12,681,870
Suncor Energy, Inc.	297,618	9,020,802
Valero Energy Corp.	181,767	7,385,193
Total		110,554,293
TOTAL ENERGY		133,740,435

FINANCIALS 23.3%

Capital Markets 4.2%

BlackRock, Inc.	21,079	5,885,257
Goldman Sachs Group, Inc. (The)	202,458	32,814,393
Morgan Stanley	492,687	12,760,593
Total		51,460,243

Commercial Banks 2.6%

CIT Group, Inc. (a)	171,364	7,896,453
Wells Fargo & Co.	590,726	23,953,939
Total		31,850,392

Consumer Finance 0.5%

Capital One Financial Corp.	111,707	6,806,307

Diversified Financial Services 7.1%

Bank of America Corp.	1,278,128	17,459,229

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Diversified Financial Services (continued)

Citigroup, Inc.	614,282	$31,936,521
JPMorgan Chase & Co.	693,793	37,874,160
Total		87,269,910

Insurance 8.5%

ACE Ltd.	322,962	28,963,232
Allstate Corp. (The)	407,196	19,643,135
American International Group, Inc. (a)	48,111	2,139,015
Everest Re Group Ltd.	66,781	8,655,486
MetLife, Inc.	356,596	15,765,109
Travelers Companies, Inc. (The)	91,157	7,631,664
XL Group PLC	723,474	22,738,788
Total		105,536,429

Real Estate Investment Trusts (REITs) 0.4%

Weyerhaeuser Co.	150,780	4,496,260

TOTAL FINANCIALS		287,419,541

HEALTH CARE 15.4%

Health Care Equipment & Supplies 2.4%

Abbott Laboratories	166,365	6,100,605
Baxter International, Inc.	86,652	6,094,235
Boston Scientific Corp. (a)	961,014	8,879,769
Medtronic, Inc.	173,652	8,857,988
Total		29,932,597

Health Care Providers & Services 4.0%

Aetna, Inc.	103,846	6,270,222
CHS/Community Health Systems, Inc.	171,745	8,272,957
Express Scripts Holding Co. (a)	101,934	6,332,140
UnitedHealth Group, Inc.	350,005	21,920,813
Universal Health Services, Inc., Class B	96,488	6,671,180
Total		49,467,312

Life Sciences Tools & Services 1.4%

Thermo Fisher Scientific, Inc.	192,293	16,979,472

Pharmaceuticals 7.6%

AstraZeneca PLC, ADR	65,726	3,368,458
Johnson & Johnson	346,929	29,204,483
Merck & Co., Inc.	270,644	12,639,075
Novartis AG, ADR	93,730	6,726,065
Pfizer, Inc.	1,247,939	33,981,379

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Pharmaceuticals (continued)

Roche Holding AG, ADR	126,051	$7,858,019
Total		93,777,479
TOTAL HEALTH CARE		190,156,860

INDUSTRIALS 13.6%

Aerospace & Defense 3.4%

Boeing Co. (The)	124,335	12,311,652
Honeywell International, Inc.	197,997	15,534,845
United Technologies Corp.	151,367	14,364,728
Total		42,211,225

Airlines 1.2%

Delta Air Lines, Inc. (a)	302,151	5,441,740
United Continental Holdings, Inc. (a)	308,270	10,006,444
Total		15,448,184

Commercial Services & Supplies 1.4%

ADT Corp. (The)	139,806	5,674,725
Republic Services, Inc.	193,757	6,607,114
Tyco International Ltd.	132,286	4,472,590
Total		16,754,429

Construction & Engineering 0.4%

Fluor Corp.	77,713	4,912,239

Electrical Equipment 1.4%

ABB Ltd., ADR	215,914	4,704,766
Eaton Corp. PLC	195,168	12,892,798
Total		17,597,564

Industrial Conglomerates 2.8%

General Electric Co.	1,509,330	35,197,575

Machinery 2.5%

Caterpillar, Inc.	111,064	9,529,291
Illinois Tool Works, Inc.	90,254	6,329,513
Joy Global, Inc.	43,611	2,358,483
Parker Hannifin Corp.	87,159	8,694,982
Pentair Ltd.	67,801	3,948,730
Total		30,860,999

Road & Rail 0.5%

CSX Corp.	221,263	5,578,040

TOTAL INDUSTRIALS		168,560,255

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY 7.6%

Communications Equipment 2.0%

Cisco Systems, Inc.	998,997	$24,055,848

Electronic Equipment, Instruments & Components 0.5%

TE Connectivity Ltd.	138,943	6,167,680

Internet Software & Services 0.5%

eBay, Inc. (a)	117,895	6,378,120

IT Services 1.0%

Accenture PLC, Class A	78,586	6,452,696
Mastercard, Inc., Class A	10,835	6,178,659
Total		12,631,355

Semiconductors & Semiconductor Equipment 2.6%

Analog Devices, Inc.	132,836	6,101,157
Fairchild Semiconductor International, Inc. (a)	362,349	5,257,684
Infineon Technologies AG, ADR	331,518	2,809,615
Intel Corp.	319,187	7,749,860
Microchip Technology, Inc.	92,541	3,375,896
ON Semiconductor Corp. (a)	775,319	6,636,731
Total		31,930,943

Software 1.0%

Microsoft Corp.	108,956	3,800,385
Oracle Corp.	245,950	8,303,272
Total		12,103,657
TOTAL INFORMATION TECHNOLOGY		93,267,603

MATERIALS 2.6%

Chemicals 2.2%

Dow Chemical Co. (The)	93,339	3,216,462
LyondellBasell Industries NV, Class A	195,258	13,013,945
Mosaic Co. (The)	175,767	10,690,149
Total		26,920,556

Paper & Forest Products 0.4%

International Paper Co.	111,206	5,132,157

Issuer	Shares	Value

Common Stocks (continued)

TOTAL MATERIALS		32,052,713

TELECOMMUNICATION SERVICES 2.9%

Diversified Telecommunication Services 2.4%

AT&T, Inc.	478,449	$16,740,931
Deutsche Telekom AG, ADR	469,940	5,394,911
Verizon Communications, Inc.	146,375	7,096,260
Total		29,232,102

Wireless Telecommunication Services 0.5%

Vodafone Group PLC, ADR	210,462	6,092,875

TOTAL TELECOMMUNICATION SERVICES		35,324,977

UTILITIES 2.1%

Electric Utilities 0.4%

Duke Energy Corp.	79,392	5,313,707

Multi-Utilities 1.7%

Dominion Resources, Inc.	99,612	5,633,058
PG&E Corp.	121,115	5,439,275
Sempra Energy	114,197	9,284,216
Total		20,356,549
TOTAL UTILITIES		25,670,256

Total Common Stocks (Cost: $935,015,193)		$1,215,655,072

	Shares	Value

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 0.109% (b)(c)	11,486,730	$11,486,730

Total Money Market Funds (Cost: $11,486,730)		$11,486,730

Total Investments (Cost: $946,501,923) (d)		$1,227,141,802(e)
Other Assets & Liabilities, Net		7,835,744
Net Assets		$1,234,977,546

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,238,554	49,727,860	(44,479,684)	11,486,730	3,181	11,486,730

(d)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $946,502,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$284,207,000
Unrealized Depreciation	(3,567,000)
Net Unrealized Appreciation	$280,640,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	149,757,614	—	—	149,757,614
Consumer Staples	99,704,818	—	—	99,704,818
Energy	133,740,435	—	—	133,740,435
Financials	287,419,541	—	—	287,419,541
Health Care	190,156,860	—	—	190,156,860
Industrials	168,560,255	—	—	168,560,255
Information Technology	93,267,603	—	—	93,267,603
Materials	32,052,713	—	—	32,052,713
Telecommunication Services	35,324,977	—	—	35,324,977
Utilities	25,670,256	—	—	25,670,256
Total Equity Securities	1,215,655,072	—	—	1,215,655,072
Other
Money Market Funds	11,486,730	—	—	11,486,730
Total	1,227,141,802	—	—	1,227,141,802

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 22, 2013